Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Change in net unrealized gains (losses) on securities not impaired, tax expense (benefit)	$ (571,000,000)	$ 413,000,000	$ 694,000,000
Change in unrealized gains (losses) on securities for which an allowance for credit losses has been recorded, tax expense (benefit)	$ 1,000,000	$ 1,000,000	$ 0